Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 27,083	$ 36,894
Short-term bank deposits	168,327	86,924
Short-term financial products issued by banks	71,464	84,853
Short-term investments	2,787	7,983
Accounts receivable, net	30,952	34,668
Prepayments and other current assets	22,593	8,779
Contract assets	1,099	1,048
Restricted cash	3,745	280
Total current assets	328,050	261,429
Non-current assets:
Property and equipment, net	4,680	5,365
Construction in progress in relation to the headquarters project	44,486	17,343
Operating lease right-of-use assets	3,866	4,011
Intangible assets	611	1,274
Goodwill		0
Long-term bank deposits	35,500	143,127
Long-term financial products issued by banks	61,400	20,000
Long-term investments	40,710	43,893
Land use right, net	161,395	167,246
Other non-current assets	18,956	10,907
Total non-current assets	371,604	413,166
Total assets	699,654	674,595
Current liabilities:
Accounts payable	12,965	12,996
Advances from customers	8,738	7,765
Taxes payable	2,210	906
Current operating lease liabilities	1,749	2,447
Payables for construction cost	12,834	7,098
Accrued expenses and other current liabilities	19,839	25,682
Total current liabilities	58,335	56,894
Non-current liabilities:
Long term payable	1	3
Long-term operating lease liabilities	1,922	1,726
Deferred tax liabilities	92	196
Long-term borrowings in relation to the headquarters project	46,469	11,027
Advance in relation to the headquarters project	20,174
Total non-current liabilities	68,658	12,952
Total liabilities	126,993	69,846
Commitments and contingencies (Note 24)
Shareholders' equity
Additional paid-in-capital	1,144,238	1,138,346
Treasury shares at cost	(72,739)	(79,716)
Accumulated other comprehensive loss	(12,257)	(10,027)
Accumulated deficit	(486,628)	(443,901)
Total shareholders' equity	572,661	604,749
Total liabilities, and shareholders' equity	699,654	674,595
Common Class A
Shareholders' equity
Ordinary shares	39	39
Common Class B
Shareholders' equity
Ordinary shares	$ 8	$ 8